Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2025 PHP (₱) USD ($)	Dec. 31, 2024 PHP (₱)	Dec. 31, 2023 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1
Net Mark-to- market Gains (Losses)	₱ 743,000,000	₱ 318,000,000
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	203,000,000	10,000,000
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	540,000,000	308,000,000
PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	146,000,000	(15,000,000)
PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	377,000,000	164,000,000
Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	57,000,000	25,000,000
Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)	163,000,000	144,000,000
Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	452,000,000	239,000,000
Interest accrual	75,000,000	75,000,000
Hedge cost portion of the movements in the fair value	129,000,000	119,000,000	₱ 39,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	164,000,000	209,000,000
Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Mark-to-market loss/gain	165,000,000	146,000,000
Interest accrual	2,000,000	2,000,000
Long Term Foreign Currency Options | Smart [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Hedge cost portion of the movements in the fair value	43,000,000	52,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	₱ 59,000,000	₱ 110,000,000
Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.71
Net Mark-to- market Gains (Losses)	₱ 27,000,000
Condition One | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48
Condition One | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48
Condition One | Top of range [member] | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition One | Termination Date Various dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.84
Condition One | Termination Date Various dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.84
Condition One | Termination Date Various dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.76
Condition One | Termination Date Various dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.59
Condition One | Termination Date Various dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.59
Condition One | Termination Date Various dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	58.32
Condition One | Termination Date Various dates in April 2025 to April 2026 [Member] | US Dollar Liabilities [Member] | Various dates in January to December 2025 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.99
Condition One | Termination Date Various dates in April 2025 to April 2026 [Member] | US Dollar Liabilities [Member] | Various dates in January to December 2025 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.99
Condition One | Termination Date Various dates in April 2025 to April 2026 [Member] | US Dollar Liabilities [Member] | Various dates in January to December 2025 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	58.74
Condition One | Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	56.00
Condition One | Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56
Condition One | Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57
Condition One | Termination Date January 23, 2031 [Member] | Various dates in July 2020 and February to March 2021 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.58
Foreign exchange rate subsidy	5.69
Condition One | Termination Date January 23, 2031 [Member] | Various dates in July 2020 and February to March 2021 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.58
Condition One | Termination Date January 23, 2031 [Member] | Various dates in July 2020 and February to March 2021 [Member] | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.27
Condition One | Termination Date January 23, 2031 [Member] | Various Dates in July 2020 and July 2025 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.67
Condition One | Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.41
Condition One | Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.41
Condition One | Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	58.63
Condition One | Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	58.03
Condition One | Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	58.03
Condition One | Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Top of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	59.55
Condition Two | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	48
Exchange rate, description	Php48.00 plus the excess above Php53.34
Condition Two | Bottom of range [member] | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.34
Condition Two | Termination Date Various dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php56.84 plus the excess above Php57.76
Condition Two | Termination Date Various dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.76
Condition Two | Termination Date Various dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in October to November 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php57.59 plus the excess above Php58.32
Condition Two | Termination Date Various dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	58.32
Condition Two | Termination Date Various dates in April 2025 to April 2026 [Member] | US Dollar Liabilities [Member] | Various dates in January to December 2025 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php56.99 plus the excess above Php58.74
Condition Two | Termination Date Various dates in April 2025 to April 2026 [Member] | US Dollar Liabilities [Member] | Various dates in January to December 2025 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	58.74
Condition Two | Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.6
Exchange rate, description	Php56.00 plus the excess above Php57.00
Condition Two | Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56
Condition Two | Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57
Condition Two | Termination Date January 23, 2031 [Member] | Various dates in July 2020 and February to March 2021 [Member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.67
Foreign exchange rate subsidy	5.68
Condition Two | Termination Date January 23, 2031 [Member] | Various dates in July 2020 and February to March 2021 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.35
Condition Two | Termination Date January 23, 2031 [Member] | Various Dates in July 2020 and July 2025 [Member] | Bottom of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.67
Condition Two | Termination Date January 23, 2031 [Member] | Various Dates in July 2020 and July 2025 [Member] | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	55.35
Condition Two | Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Exchange rate, description	Php57.41 plus the excess above Php58.63
Condition Two | Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.41
Condition Two | Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	58.63
Condition Two | Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	59.55
Exchange rate, description	Php58.03 plus the excess above Php59.55
Condition Two | Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Bottom of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	59.55
Condition Three | Termination Date Various dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.4
Condition Three | Termination Date Various dates in September to December 2024 [Member] | US Dollar Liabilities [Member] | Various dates in March to September 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.84
Condition Three | Termination Date Various dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57
Condition Three | Termination Date Various dates in April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.59
Condition Three | Termination Date Various dates in April 2025 to April 2026 [Member] | US Dollar Liabilities [Member] | Various dates in January to December 2025 [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.71
Condition Three | Termination Date Various dates in April 2025 to April 2026 [Member] | US Dollar Liabilities [Member] | Various dates in January to December 2025 [Member] | Top of range [member] | Foreign Exchange Options Seagull | PLDT [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56.99
Condition Three | Termination Date Various Dates in 2024 [Member] | US Dollar Liabilities [Member] | Various Dates in 2023 and 2024 [Member] | Top of range [member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	56
Condition Three | Termination Date January 23, 2031 [Member] | Various dates in July 2020 and February to March 2021 [Member] | Top of range [member] | Long Term Foreign Currency Options | PLDT [Member] | Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.67
Condition Three | Termination Date Various dates in January to April 2025 [Member] | US Dollar Liabilities [Member] | Various dates in September to December 2024 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.01
Condition Three | Termination Date Various Dates in April 2025 to May 2026 [Member] | US Dollar Liabilities [Member] | Various Dates in January to December 2025 [Member] | Foreign Exchange Options Seagull | Smart [Member] | Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	57.71